Loss Per Share - Schedule of Potentially Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Share options issued and outstanding	4,946,948	4,444,388	3,096,473
Earnout options	216,998	242,666	369,737
Share and earnout options issued and outstanding	5,163,946	4,687,054	3,466,210
Restricted stock units subject to future vesting	1,007,636	467,478
Restricted shares subject to repurchase			98,094
Unvested earnout shares	948,549	2,371,272	3,793,995
Public warrants	1,893,897	3,823,364	4,102,397
Private warrants	151,699	151,699	151,699
Blackrock Warrant	59,310	43,321
Total	9,225,037	11,544,188	11,612,395